Subsequent Events - Additional Information (Detail) (Subsequent Event, USD $)	1 Months Ended
	Mar. 29, 2013	Feb. 28, 2013
Subsequent Event [Line Items]
Beneficial interest, percentage		100.00%
Debt instrument, term loan borrowing capacity	$ 10,000,000
Debt instrument, maturity date	Sep. 30, 2013
Warrant to purchase common stock, shares	5,000,000
Monthly commencing on the closing date and ending May 31, 2013
Subsequent Event [Line Items]
Debt instrument,interest rate	5.00%
After May 31, 2013
Subsequent Event [Line Items]
Debt instrument,interest rate	12.50%
Maximum
Subsequent Event [Line Items]
Aggregate outstanding purchase price		$ 100,000,000